Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents (note 4)	$ 5,972	$ 6,601
Accounts receivable, net (note 5)	1,022	1,253
Inventories (note 6)	1,146	1,566
Prepaid expenses and other current assets, net (note 7)	430	226
Total current assets	8,570	9,646
Goodwill, net
Property, plant and equipment, net (note 8)	94
Operating lease right-of-use assets (note 11)	784	1,375
Long-term deposits	11	202
Long-term loan receivable (note 13)	95	95
Investments in equity method investees (note 9)
TOTAL ASSETS	9,554	11,318
Current liabilities:
Accounts payable	613	935
Operating lease liabilities, current (note 11)	623	588
Accrued expenses and other current liabilities (note 10)	1,274	1,789
Income tax payable	486	480
Dividend payable	81	45
Total current liabilities	3,077	3,837
Operating lease liabilities, non-current (note 11)	187	803
Long term accrued expenses (note 10)	23	40
Total liabilities	3,287	4,680
Commitments and contingencies (note 14)
Shareholders’ equity:
Preferred shares, $0.01 par value (Authorized: 20,000 shares; no shares issued and outstanding as of March 31, 2024 and 2025)
Common shares, $0.01 par value (Authorized: 20,000,000 shares; 4,401,825 shares as of March 31, 2024 and 2025 issued and outstanding)	44	44
Additional paid-in capital	12,178	12,117
Accumulated deficit	(5,437)	(5,015)
Accumulated other comprehensive loss	(516)	(501)
Total Highway Holdings shareholder’s equity	6,269	6,645
Non-controlling interests	(2)	(7)
Total Equity	6,267	6,638
TOTAL LIABILITIES AND EQUITY	$ 9,554	$ 11,318